EMPLOYEE BENEFIT PLANS (Details 11) - Bancolombia [Member] $ in Millions	12 Months Ended
Dec. 31, 2017 COP ($)
Discount rate [Member]
Disclosure of employee benefit plans [Line Items]
Discount rate Value	0.50%
Salary rate Value	0.50%
Discount rate [Member] | Pension plans [Member]
Disclosure of employee benefit plans [Line Items]
Percentage of Increase	0.50%
Percentage of Decrease	0.50%
Effect on DBO Increase	$ (4,542)
Effect on DBO Decrease	$ 4,864
Discount rate [Member] | Pension plans [Member] | Increase [Member]
Disclosure of employee benefit plans [Line Items]
Discount rate Value	7.10%
Discount rate [Member] | Pension plans [Member] | Decrease [Member]
Disclosure of employee benefit plans [Line Items]
Discount rate Value	6.10%
Salary Level [Member]
Disclosure of employee benefit plans [Line Items]
Discount rate Value	0.50%
Salary Level [Member] | Pension plans [Member]
Disclosure of employee benefit plans [Line Items]
Percentage of Increase	0.50%
Percentage of Decrease	0.50%
Effect on DBO Increase	$ 5,280
Effect on DBO Decrease	$ (4,964)
Salary Level [Member] | Pension plans [Member] | Increase [Member]
Disclosure of employee benefit plans [Line Items]
Salary rate Value	3.90%
Salary Level [Member] | Pension plans [Member] | Decrease [Member]
Disclosure of employee benefit plans [Line Items]
Salary rate Value	2.90%
Mortality Table [Member] | Pension plans [Member]
Disclosure of employee benefit plans [Line Items]
Mortality Table (Increase/Decrease)	One year increase in life expectancy
Effect on DBO Increase	$ 5,085